Offerings	Aug. 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share - To be issued or outstanding under the 2026 Equity Incentive Plan
Amount Registered | shares	5,211,126
Proposed Maximum Offering Price per Unit	17.00
Maximum Aggregate Offering Price	$ 88,589,142.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,234.17
Offering Note	1.a. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant's outstanding shares of common stock. 1.b. Represents shares of common stock reserved for issuance under the 2026 Equity Incentive Plan (the "2026 Plan"), including (i) 3,257,300 shares of common stock reserved for issuance under the 2026 Plan, (ii) 1,642,700 shares of common stock subject to issuance upon the exercise of stock options outstanding under the 2026 Plan as of this Registration Statement and (iii) 311,126 shares of common stock previously reserved but unissued under the 2023 Equity Incentive Plan (the "2023 Plan") that are now available for issuance under the 2026 Plan. In addition, any shares of common stock that are (x) subject to awards granted under the 2023 Plan that cease to be subject to such awards, by forfeiture or otherwise, (y) subject to awards granted under the 2023 Plan that are repurchased by the Registrant at the original price, or (z) subject to awards granted under the 2023 Plan that are used to pay the exercise price of an award, as applicable, or withheld to satisfy the tax withholding obligations related to any award, will be available for future grant and issuance under the 2026 Plan. 1.c. Proposed Maximum Offering Price Per Unit determined solely for the purpose of this offering under Rule 457(h) of the Securities Act on the basis of the initial public offering price per share of $17.00.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share - To be issued under the 2026 Employee Stock Purchase Plan
Amount Registered | shares	410,000
Proposed Maximum Offering Price per Unit	14.45
Maximum Aggregate Offering Price	$ 5,924,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 818.18
Offering Note	See note 1.a. above 2.a. Represents shares of common stock reserved for issuance under the 2026 Employee Stock Purchase Plan (the "ESPP") as of the date of this Registration Statement. 2.b. Proposed Maximum Offering Price Per Unit calculated solely for the purpose of this offering under Rule 457(h) of the Securities Act on the basis of the initial public offering price per share of the Registrant's common stock multiplied by 85%, which is the percentage of the price per share applicable to purchases under the ESPP.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share - Outstanding under the 2023 Equity Incentive Plan (Stock Options)
Amount Registered | shares	2,708,557
Proposed Maximum Offering Price per Unit	4.24
Maximum Aggregate Offering Price	$ 11,484,281.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,585.98
Offering Note	See note 1.a. and 1.b. above. 3.a. Represents shares of common stock reserved for issuance pursuant to outstanding stock option awards under the 2023 Plan as of the date of this Registration Statement. Any such shares of common stock that are (i) subject to awards granted under the 2023 Plan that cease to be subject to such awards, by forfeiture or otherwise, (ii) subject to awards granted under the 2023 Plan that are repurchased by the Registrant at the original price or (iii) subject to awards granted under the 2023 Plan that are used to pay the exercise price of an award, as applicable, or withheld to satisfy the tax withholding obligations related to any award, will be available for issuance under the 2026 Plan. 3.b. Proposed Maximum Offering Price Per Unit calculated solely for the purpose of this offering under Rule 457(h) of the Securities Act on the basis of the weighted average exercise price for outstanding stock option awards of $4.24 per share (rounded up to the nearest cent) as of the date of this Registration Statement.